Notes to the Consolidated Financial Statements Notes to the Consolidated Financial Statements - Narrative (Details) - business_unit	12 Months Ended
	Dec. 31, 2018	Nov. 27, 2018	Mar. 09, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of business units	2
Atlantica Yield
Schedule of Equity Method Investments [Line Items]
Equity interest	41.50%	16.50%	25.00%